                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10381

                      PIMCO New York Municipal Income Fund
               (Exact name of registrant as specified in charter)

           1345 Avenue of the Americas, New York,   New York 10105
         (Address of principal executive offices)     (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: April 30, 2006

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. Report to Shareholder

PIMCO Municipal Income Fund
PIMCO California Municipal Income Fund
PIMCO New York Municipal Income Fund
Semi-Annual Report
October 31, 2005

Contents

Letter to Shareholders	1
Performance & Statistics	2-4
Schedules of Investments	5-20
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	24-25
Notes to Financial Statements	26-32
Financial Highlights	33-35
Matters Relating to the Trustees Consideration of the Investment Management & Portfolio Management Agreements	36-37

PIMCO Municipal Income Funds
Letter to Shareholders

December 22, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund ("PIMCO Municipal Income Funds" or the "Funds") for the six months ended October 31, 2005.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds' transfer agent at (800) 331-1710. You can also visit our Web site at www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Funds' investment manager and Pacific Investment Management Company LLC, the Funds' sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 1

PIMCO Municipal Income Fund
Performance & Statistics
October 31, 2005 (unaudited)

Symbol:

PMF

Objective:

To provide current income exempt from federal income tax.

Primary Investments:

Municipal fixed-income securities, the interest from which is exempt from federal income tax.

Inception Date:

June 29, 2001

Total Net Assets(1):

$556.2 million

Portfolio Manager:

Mark McCray

Total Return(2):	Market Price	Net Asset Value (‘‘NAV’’)
Six Months	6.83%	1.71%
1 Year	11.61%	8.83%
3 Years	8.40%	7.89%
Commencement of Operations (6/29/01) to 10/31/05	7.16%	7.40%

Common Share Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/05

Market Price / NAV:
Market Price	$15.14
NAV	$14.61
Premium to NAV	3.63%
Market Price Yield(3)	6.44%

Moody's Ratings
(as a % of total investments)

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.

(2)	Past Performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2005.

2 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO California Municipal Income Fund
Performance & Statistics
October 31, 2005 (unaudited)

Symbol:

PCQ

Objective:

To provide current income exempt from federal and California State income tax.

Primary Investments:

Municipal fixed-income securities, the interest from which is exempt from federal and California State income tax.

Inception Date:

June 29, 2001

Total Net Assets(1):

$408.9 million

Portfolio Manager:

Mark McCray

Total Return(2):	Market Price	Net Asset Value (‘‘NAV’’)
Six Months	9.64%	2.48%
1 Year	14.66%	8.11%
3 Years	7.67%	7.55%
Commencement of Operations (6/29/01) to 10/31/05	6.74%	6.83%

Common Share Market Price/NAV Performance:

Commencement of Operations (6/29/01) to 10/31/05

Market Price / NAV:
Market Price	$15.09
NAV	$14.50
Premium to NAV	4.07%
Market Price Yield(3)	6.12%

Moody's Ratings
(as a % of total investments)

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.

(2)	Past Performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2005.

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 3

PIMCO New York Municipal Income Fund
Performance & Statistics
October 31, 2005 (unaudited)

Symbol:

PNF

Objective:

To provide current income exempt from federal, New York State and New York City income tax.

Primary Investments:

Municipal fixed-income securities, the interest from which is exempt from federal, New York State and New York City income tax.

Inception Date:

June 29, 2001

Total Net Assets(1):

$164.3 million

Portfolio Manager:

Mark McCray

Total Return(2):	Market Price	Net Asset Value ("NAV")
Six months	7.90%	1.95%
1 Year	11.79%	7.22%
3 Years	7.41%	6.12%
Commencement of Operations (6/29/01) to 10/31/05	5.93%	5.51%

Common Share Market Price / NAV Performance:

Commencement of Operations (6/29/01) to 10/31/05

Market Price / NAV:
Market Price	$14.53
NAV	$13.65
Premium to NAV	6.45%
Market Price Yield(3)	6.19%

Moody's Ratings
(as a % of total investments)

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.

(2)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2005.

4 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES–92.8%
	Alabama–3.6%
$ 2,500	Birmingham Baptist Medical Center Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$ 2,617,775
9,900	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28 (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	8,784,864
8,000	Huntsville Health Care Auth. Rev., 5.75%, 6/1/31, Ser. A	A2/NR	8,391,840
			19,794,479
	Alaska–1.1%
6,000	Northern Tobacco Securitization Corp. Rev., 5.50%, 6/1/29	Baa3/BBB	6,065,640
	Arizona–1.0%
2,000	Apache Cnty. Industrial Dev. Auth., Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33, Ser. B	Ba1/B+	2,000,560
3,500	Salt River Project Agricultural Improvement & Power District Rev., 4.75%, 1/1/35, Ser. A	Aa2/AA	3,472,455
			5,473,015
	California–3.8%
10,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., GO, 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,362,000
10,000	Riverside Cnty. Public Financing Auth., Tax Allocation, 4.50%, 10/1/30, Ser. A (XLCA)	Aaa/AAA	9,496,700
			20,858,700
	Colorado–2.4%
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A,
2,000	5.375%, 12/1/28	Baa3/BBB	2,003,900
1,000	6.00%, 12/1/23	Baa3/BBB	1,062,030
12,400	Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24	NR/AAA	4,960,372
4,965	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D	Ba1/BB+	5,308,628
			13,334,930
	Connecticut–0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB−	1,070,150
	District of Columbia–1.1%
5,610	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	5,973,921
	Florida–1.8%
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 6.00%, 11/15/31, Ser. A	A2/A+	9,705,780
	Georgia–2.0%
	Municipal Electric Auth. Power Rev. (MBIA-IBC)
9,700	5.50%, 1/1/20, Ser. Z	Aaa/AAA	10,720,925
300	5.50%, 1/1/20, Ser. Z (Pre-refunded @ $100, 1/1/13) (a)	NR/AAA	333,855
			11,054,780

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 5

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Illinois–11.9%
	Chicago, GO, Ser. A (FGIC)
$ 2,935	5.375%, 1/1/34	Aaa/AAA	$ 3,059,209
6,145	5.375%, 1/1/34, (Pre-refunded @ $101, 1/1/09) (a)	Aaa/AAA	6,585,658
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	2,679,059
2,000	Chicago Water Rev., 5.25%, 11/1/27 (Pre-refunded @ $102, 11/1/07) (FGIC) (a)	Aaa/AAA	2,117,760
1,115	Educational Facs. Auth. Rev., Midwestern Univ., 5.50%, 5/15/18, Ser. B	NR/A−	1,152,977
	Educational Facs. Auth. Rev., Univ. of Chicago,
190	5.25%, 7/1/41	Aa1/AA	198,111
4,810	5.25%, 7/1/41 (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	5,247,300
	Finance Auth. Rev.,
5,000	5.50%, 11/15/29	A2/A+	5,151,450
1,260	5.65%, 11/15/24	A2/A+	1,313,941
	Health Facs. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,129,360
5,425	Silver Cross Hospital, 5.50%, 8/15/25	NR/A	5,594,151
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC)
5,000	zero coupon, 2/1/19	Aaa/AAA	2,712,950
5,000	zero coupon, 2/1/20	Aaa/AAA	2,576,150
5,690	zero coupon, 2/1/22	Aaa/AAA	2,637,372
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,414,285
3,000	State Sales Tax Rev., 5.125%, 6/15/20, Ser. 1	Aa3/AAA	3,155,820
5,000	University Rev., 5.25%, 4/1/32, Ser. B (FGIC)	Aaa/AAA	5,166,000
4,000	Winnebago-Boone ETC Cntys., Rock Valley Community College, Dist. No. 511, GO, 5.30%, 10/1/18 (Pre-refunded @ $100, 10/1/10) (FGIC) (a)	Aaa/NR	4,196,880
			65,088,433
	Indiana–1.8%
6,500	Carmel School Building Corp. Rev., 5.00%, 7/15/22 (MBIA)	Aaa/AAA	6,719,960
1,225	Richland-Bean Blossom School Building Corp. Rev., 5.00%, 1/15/22 (FGIC)	Aaa/AA−	1,261,003
1,825	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	1,885,809
			9,866,772
	Kansas–3.8%
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,258,900
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	15,518,307
			20,777,207
	Kentucky–0.8%
3,680	Economic Dev. Finance Auth. Hospital Facs. Rev., St. Luke's Hospital, 6.00%, 10/1/19	A3/A	4,106,438

6 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Louisiana–6.3%
$4,905	Local Gov't Environmental Facs., Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/A	$5,304,316
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	29,114,290
			34,418,606
	Maryland–0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,187,559
	Massachusetts–1.9%
9,000	Commonwealth of Massachusetts Rev., 5.50%, 1/1/34 (FGIC)	Aaa/AAA	10,271,070
	Michigan–4.4%
	Detroit, GO, Ser. A-1 (MBIA)
1,000	5.375%, 4/1/15	Aaa/AAA	1,082,650
1,000	5.375%, 4/1/17	Aaa/AAA	1,075,520
5,650	Forest Hills Public Schools, GO, 5.25%, 5/1/18 (Pre-refunded @ $100, 5/1/10) (a)	Aa2/NR	6,082,225
3,000	Mount Clemens Community School Dist., GO, 5.00%, 5/1/31	Aa2/AA	3,059,100
50	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
	5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	51,403
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB−	3,970,400
2,000	State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/BBB+	2,084,860
3,000	Taylor Tax Increment Finance Auth., 5.375%, 5/1/17 (FSA)	Aaa/AAA	3,212,340
6,255	Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15	NR/NR	3,372,321
			23,990,819
	Minnesota–0.6%
	Agricultural & Economic Dev. Board Rev., Health Care System,
95	6.375%, 11/15/29	A2/A	105,604
2,905	6.375%, 11/15/29 (Pre-refunded @ $101, 11/15/10) (a)	A2/A	3,313,181
			3,418,785
	Missouri–0.5%
2,500	Interstate 470 & 350 Transportation Dev. Dist. Rev., 6.35%, 5/1/22	NR/NR	2,550,650
	Nevada–1.4%
3,000	Clark Cnty. Rev., 5.25%, 7/1/34, Ser. B (Pre-refunded @ $100, 7/1/11) (FGIC) (a)	Aaa/AAA	3,248,130
4,250	Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)	Aaa/AAA	4,407,463
			7,655,593

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 7

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	New Hampshire–0.6%
$3,000	State Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB−	$3,219,060
	New Jersey–4.0%
	Camden Cnty., Improvement Auth. Rev., Cooper Health System,
490	5.60%, 2/15/07	Baa3/BBB	493,631
875	6.00%, 2/15/27	Baa3/BBB	888,414
16,550	Economic Dev. Auth., Kapkowski Landfill Project, 5.75%, 4/1/31	Baa3/NR	17,371,542
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,541,199
490	5.875%, 5/15/16, Ser. A (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	539,269
			21,834,055
	New Mexico–0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	2,535,575
	New York–1.3%
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
1,120	5.00%, 6/15/37, Ser. D	Aa2/AA+	1,150,934
3,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	3,067,290
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Ba2/B	2,848,320
			7,066,544
	North Carolina–0.6%
3,000	Capital Facs. Finance Agcy. Rev., Duke University Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	3,089,970
	Ohio–1.2%
	Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
2,500	5.625%, 10/1/17	Aa3/AA−	2,689,275
2,565	5.75%, 10/1/18	Aa3/AA−	2,770,174
1,235	State Turnpike Commission Rev., 5.50%, 2/15/15	Aa3/AA	1,329,058
			6,788,507
	Pennsylvania–4.2%
	Allegheny Cnty.,
5,780	Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	B1/B	6,851,092
1,000	Industrial Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30	Baa1/BBB+	1,035,200
1,095	Port Auth. Rev., 5.25%, 3/1/20 (FGIC)	Aaa/AAA	1,161,313
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB−	2,697,956
4,610	Philadelphia Hospitals & Higher Education Facs. Hospital Rev., Temple Univ. Hospital , 6.625%, 11/15/23, Ser. A	Baa2/BBB	4,656,377
6,200	State Higher Educational Facs. Auth. Rev., UPMC Health System, 6.00%, 1/15/31, Ser. A	Aa3/A+	6,756,884
			23,158,822

8 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Puerto Rico–0.3%
$1,600	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	$1,653,616
	Rhode Island–3.5%
18,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	19,071,360
	South Carolina–4.8%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,626,455
2,000	5.50%, 10/1/26	A2/A	2,073,300
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,115,980
15,600	Tobacco Settlement Rev., Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	17,539,392
			26,355,127
	Tennessee–1.6%
9,320	Memphis Health Educational & Housing Fac., Wesley Housing Corp. Project, 6.95%, 1/1/20	NR/NR	8,881,354
	Texas–12.0%
1,750	Austin Convention Enterprises, Inc., 5.75%, 1/1/32, Ser. B	A3/NR	1,809,728
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,135,560
2,935	Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac., 5.25%, 11/15/19	NR/A−	2,977,675
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	NR/AAA	3,018,700
	Corpus Christi Refinance & Improvement, GO (FSA),
1,125	5.375%, 3/1/18	AAA/AAA	1,202,400
1,740	5.375%, 3/1/18 (Pre-refunded @ $100, 3/1/11) (a)	AAA/AAA	1,890,179
3,680	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	3,845,710
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A (MBIA)	Aaa/AAA	5,250,500
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29 (Pre-refunded @ $101, 6/1/11) (a)	A2/A	7,684,530
1,840	Houston, CP, 6.25%, 12/15/12, Ser. J (AMBAC)	Aaa/AAA	2,107,591
2,000	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	2,107,160
4,380	Southlake Park Dev. Corp. Rev., 5.60%, 8/15/31 (Pre-refunded @ $100, 2/15/11) (AMBAC) (a)	Aaa/AAA	4,639,865
4,530	State, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,816,115
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	7,731,133
4,920	University of Texas, 5.00%, 7/1/26, Ser. B	Aaa/AAA	5,119,604
7,450	Water Dev. Board Rev., 5.125%, 7/15/18	Aaa/AAA	7,596,840
			65,933,290

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 9

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Utah–1.3%
$7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	$7,198,100
	Washington–2.4%
	Cowlitz Cnty. School Dist. No. 458 Kelso, GO (FSA)
910	5.625%, 12/1/14	NR/NR	1,005,577
985	5.625%, 12/1/14 (Pre-refunded @ $100, 12/01/11) (a)	NR/NR	1,091,282
1,225	5.625%, 12/1/16 (Pre-refunded @ $100, 12/01/11) (a)	Aaa/NR	1,357,178
3,415	Kent, GO, 5.375%, 12/1/20 (MBIA)	NR/NR	3,682,804
5,420	King Cnty. School Dist. No. 1 Seattle, GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,728,235
			12,865,076
	Wisconsin–3.9%
	Badger Tobacco Asset Securitization Corp.,
5,000	5.75%, 6/1/12	Baa3/BBB	5,296,801
9,785	6.00%, 6/1/17	Baa3/BBB	10,304,877
3,515	State, GO, 5.00%, 5/1/22, Ser. A (FGIC)	Aaa/AAA	3,665,266
2,230	State Health & Educational Facs. Auth. Rev., Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,280,420
			21,547,364
	Total Municipal Bonds & Notes (cost–$483,071,138)		507,861,147
VARIABLE RATE NOTES (b)(c)(d)–6.3%
	Hawaii–0.3%
1,388	City & Cnty. of Honolulu Rev., 13.12%, 7/1/23, Ser. 400 (FGIC)	Aaa/NR	1,643,258
	Illinois–1.1%
2,902	Cook Cnty., GO, 13.20%, 11/15/28, Ser. 458 (FGIC)	Aaa/NR	3,238,726
2,765	Educational Facs. Auth. Rev., 11.974%, 7/1/38	NR/AA	3,065,002
			6,303,728
	Massachusetts–0.5%
2,000	State Health & Educational Facs. Auth. Rev., 15.16%, 7/1/32	NR/NR	2,820,600
	New York–1.3%
6,500	New York City Municipal Water Finance Auth. Rev., 6.571%, 6/15/26	NR/AA+	6,923,020
	Tennessee–0.5%
2,000	Memphis Electric System Rev., 13.20%, 12/1/11, Ser. 880 (MBIA)	Aaa/NR	2,718,400
	Texas–2.2%
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
8,988	7.79%, 7/1/29, Ser. 357 (MBIA)	Aaa/NR	9,888,047
1,720	13.104%, 2/15/26	NR/AA−	2,468,510
			12,356,557

10 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Washington–0.4%
$1,800	Seattle, GO, 13.75%, 12/15/28, Ser. 348	Aa1/NR	$1,979,820
	Total Variable Rate Notes (cost–$29,056,552)		34,745,383
VARIABLE RATE DEMAND NOTES (d)(e)–0.6%
	Missouri–0.5%
2,700	State Health & Educational Facs. Auth. Rev., BJC Health Systems, 2.74%, 11/1/05, Ser. B	VMIG1/A-1+	2,700,000
	Utah–0.1%
300	County of Weber, IHC Health Services Rev., 2.74%, 11/1/05, Ser. B	VMIG1/A-1+	300,000
	Total Variable Rate Demand Notes (cost–$3,000,000)		3,000,000
U.S. TREASURY BILLS (f)–0.5%
2,920	3.30%-3.58%, 12/1/05-12/15/05 (cost–$2,908,277)		2,908,277
	Total Investments before options written (cost–$518,035,967)–100.2%		548,514,807
OPTIONS WRITTEN (g)–(0.2)%
Contracts	CALL OPTIONS–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
382	strike price $112, expires 11/22/05		(5,969)
512	strike price $113, expires 11/22/05		(8,000)
			(13,969)
	PUT OPTIONS–(0.2)%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
676	strike price $105.50, expires 11/22/05		(126,750)
566	strike price $106, expires 11/22/05		(229,937)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
397	strike price $110, expires 11/22/05		(651,328)
			(1,008,015)
	Total Options Written (premiums received–$983,377)		(1,021,984)
	Total Investments net of options written (cost–$517,052,590)–100.0%		$547,492,823

See accompanying Notes to Financial Statements | 10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 11

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES–87.8%
	ABAG Finance Auth. for Nonprofit Corps
$1,000	CP, 5.375%, 2/15/19	NR/BBB	$ 1,044,970
1,000	Rev., 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A	1,048,410
1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	1,412,437
6,405	Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)	Aaa/NR	6,866,929
2,250	Capistrano Unified School Dist., Special Tax, 5.75%, 9/1/29 (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	2,485,417
	Carson, Improvement Board Act of 1915, Special Assessment,
3,250	6.35%, 9/2/23	NR/NR	3,382,307
5,000	6.375%, 9/2/31	NR/NR	5,204,100
5,250	Central JT Powers Health Financing Auth., CP, 5.75%, 2/1/31	Baa2/BBB−	5,348,595
4,140	Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B (FSA)	Aaa/AAA	4,275,337
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,216,113
600	5.125%, 8/1/19 (Pre-refunded @ $102, 8/1/09) (a)	NR/BBB	648,636
5,000	5.85%, 8/1/33	NR/BBB	5,227,250
2,750	CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,819,630
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)	Aaa/AAA	3,749,793
	East Side Union High School District-Santa Clara County, GO, Ser E. (XLCA),
1,985	zero coupon, 8/1/21	Aaa/AAA	899,662
1,490	zero coupon, 8/1/22	Aaa/AAA	638,018
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	Aaa/AAA	10,810,609
14,425	5.25%, 1/1/34	Aaa/AAA	15,032,004
	Foothill/Eastern Corridor Agcy. Rev., Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB−	1,011,350
5,000	zero coupon, 1/15/34	Baa3/BBB−	950,600
	Fremont Community District, Special Tax,
165	6.00%, 9/1/18	NR/NR	169,216
505	6.00%, 9/1/19	NR/NR	516,388
3,500	6.30%, 9/1/31	NR/NR	3,580,290
	Golden State Tobacco Securitization Corp. Rev., Tobacco Settlement Rev.,
17,500	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	19,211,675
10,155	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,538,111
540	7.875%, 6/1/42, Ser. A-3	Baa3/BBB	659,783
	Health Facs. Financing Auth. Rev.,
2,110	5.00%, 7/1/18	A3/A−	2,156,399
1,000	5.00%, 7/1/28, Ser. A	A3/A−	1,000,760
5,315	5.125%, 7/1/18	NR/BBB+	5,381,172
3,000	5.25%, 10/1/14, Ser. B	A3/AAA	3,193,470

12 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
$6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges, 5.00%, 7/1/36 (AMBAC)	Aaa/AAA	$6,438,000
	La Quinta Redevelopment Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,119,940
10,000	5.10%, 9/1/31	Aaa/AAA	10,278,600
1,000	5.125%, 9/1/32	Aaa/AAA	1,035,470
1,515	Lincoln Public Financing Auth. Rev., Twelve Bridges Ltd., 6.125%, 9/2/27	NR/NR	1,550,178
6,250	Los Angeles Cnty. Metropolitan Transportation Auth. Rev. 4.75%, 7/1/28, Ser. B (Pre-refunded @ $101, 7/1/09) (FSA)(a)	Aaa/AAA	6,635,312
	Los Angeles Community Redevelopment Agcy., Tax Allocation,
520	5.875%, 9/1/26	NR/NR	505,060
325	6.00%, 9/1/31	NR/NR	317,876
3,250	Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E (MBIA)	Aaa/AAA	3,440,352
12,000	Los Angeles Water & Power Rev., 5.25%, 7/1/21, Ser. A-A-1 (FSA)	Aaa/AAA	12,684,000
1,000	Menifee Union School Dist., Special Tax, 6.40%, 9/1/31	NR/NR	1,022,050
2,665	Merced Irrigation District Electric System Rev., 6.50%, 9/1/22	Baa3/NR	2,730,399
3,500	Metropolitan Water District of Southern California Rev., Water Works Rev., 5.00%, 7/1/26, Ser. A (Pre-refunded @ $101, 1/1/08) (a),	Aa2/AAA	3,672,830
5,820	Montclair Redevelopment Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	6,152,497
	Murrieta Valley Unified School Dist., Special Tax,
195	6.30%, 9/1/18	NR/NR	201,104
3,535	6.50%, 9/1/31	NR/NR	3,646,741
6,255	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	6,575,131
1,080	Palm Springs Community Redevelopment Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A−	1,138,288
1,010	Pomona Unified School Dist., GO, 6.10%, 2/1/19, Ser. A (MBIA)	Aaa/AAA	1,203,344
1,690	Rancho Etiwanda Public Facs., Special Tax, 6.375%, 9/1/24	NR/NR	1,743,387
	Rancho Mirage Redevelopment Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,245,466
1,580	5.625%, 4/1/33	Baa1/BBB+	1,649,362
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,616,354
	Riverside Cnty. Public Auth. Financing, Tax Allocation,
710	5.625%, 10/1/33	Baa2/A	733,693
290	5.625%, 10/1/33 (Pre-refunded @ $102, 10/1/06) (a)	Baa2/A	302,615
	Riverside Improvement Board Act of 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	517,390
1,350	6.375%, 9/2/26	NR/NR	1,404,783
575	Roseville, Woodcreek Community Fac. District, Special Tax, 6.375%, 9/1/27	NR/NR	613,462

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 13

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Sacramento, Special Tax
$2,945	5.70%, 9/1/23	NR/NR	$2,999,129
1,350	6.10%, 9/1/21	NR/NR	1,383,723
2,560	6.15%, 9/1/26	NR/NR	2,626,406
2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A	2,063,540
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	563,416
1,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	1,026,390
3,330	San Francisco Bay Area Rapid Transit District Rev., 5.125%, 7/1/36 (AMBAC)	Aaa/AAA	3,419,410
720	San Francisco City & Cnty. Redevelopment Agcy. Rev., Special Tax, 6.125%, 8/1/31	NR/NR	754,092
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,249,822
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A,
5,000	zero coupon, 1/15/19	Ba2/B	4,504,150
5,000	5.50%, 1/15/28	Ba2/B	4,874,500
230	San Jose, Improved Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	237,068
5,000	San Jose Unified School District Santa Clara Cnty., GO, 5.125%, 8/1/25, Ser. D (FSA)	Aaa/AAA	5,251,250
	San Juan Unified School District, GO (FSA),
9,445	zero coupon, 8/1/22	Aaa/AAA	4,247,511
10,895	zero coupon, 8/1/25	Aaa/AAA	4,148,925
6,110	zero coupon, 8/1/26	Aaa/AAA	2,197,828
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	627,720
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,867,054
1,435	Santa Maria JT Union High School District, GO, 5.25%, 8/1/25, Ser. A (FSA)	Aaa/AAA	1,548,580
500	State Dept. of Water Rev., Central Valley Project, 5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	521,095
	Statewide Community Dev. Auth., CP,
8,000	5.375%, 4/1/30	NR/BBB	8,001,440
8,000	6.50%, 7/1/20	A3/A−	8,948,640
	Statewide Community Dev. Auth. Rev.,
15,250	5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A	15,457,247
3,000	5.50%, 11/15/33 (CA St. Mtg.)	NR/A	3,173,370
4,000	5.50%, 8/15/34, Ser. B	A1/AA−	4,169,560
5,600	6.625%, 10/1/31	NR/NR	5,704,832
4,300	6.625%, 11/1/31	NR/NR	4,297,334
2,550	6.75%, 6/1/28	NR/NR	2,646,926
	Tobacco Securitization Auth. Rev., Ser. A,
1,500	5.25%, 6/1/31	Baa3/BBB	1,518,000
9,300	5.375%, 6/1/41	Baa3/BBB	9,440,430
1,650	Town of Apple Valley, CP, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A	1,744,826

14 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Tustin Unified School District, Special Tax,
$2,345	5.50%, 9/1/22	NR/NR	$2,339,700
2,520	5.60%, 9/1/29	NR/NR	2,536,430
2,000	5.625%, 9/1/32	NR/NR	2,010,500
	University Rev.,
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	10,264,900
7,000	5.125%, 9/1/31, Ser. O (FGIC)	Aaa/AAA	7,299,740
3,750	West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31	Baa2/NR	3,903,375
	Total California Municipal Bonds & Notes (cost–$334,205,071)		355,221,974
OTHER MUNICIPAL BONDS & NOTES–6.8%
	Alabama–0.6%
2,900	Daphne Special Care Facs. Financing Auth. Rev.,zero coupon, 8/15/28 (Pre-refunded @ $100, 8/15/08)(a)	Aaa/AAA	2,573,344
	Illinois–1.4%
	Educational Facs. Auth. Rev., Univ. of Chicago,
5,260	5.00%, 7/1/33	Aa1/AA	5,380,612
240	5.00%, 7/1/33 (Pre-refunded @ $100, 7/1/13)(a)	Aa1/AA	258,809
			5,639,421
	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,826,492
	New Jersey–1.7%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37	Baa3/BBB	1,768,762
2,210	6.125%, 6/1/42	Baa3/BBB	2,326,312
2,315	6.375%, 6/1/32	Baa3/BBB	2,606,829
			6,701,903
	New York–0.6%
2,000	State Dormitory Auth. Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,291,720
	Puerto Rico–1.6%
	Electric Power Auth. Power Rev.,
1,250	5.125%, 7/1/29, Ser. NN	A3/A−	1,291,887
5,000	5.25%, 7/1/29, Ser. HH (FSA)	Aaa/AAA	5,333,250
			6,625,137
	Rhode Island–0.4%
1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	1,583,220
	South Carolina–0.1%
340	Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	382,269
	Total Other Municipal Bonds & Notes (cost–$25,102,079)		27,623,506

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 15

PIMCO California Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)–3.4%
$10,002	Los Angeles Wastewater System Rev., 7.08%, 6/1/28, Ser. 318 (FGIC)	Aaa/NR	$10,499,624
1,000	Sacramento County Sanitation District Rev., 13.088%, 8/1/13, Ser. 1034 (MBIA)	AA/AAA	1,191,150
2,000	University Rev., 10.27%, 5/15/35, Ser. 1119 (FSA)	NR/AAA	1,987,280
	Total California Variable Rate Notes (cost $12,574,933)		13,678,054
OTHER VARIABLE RATE NOTES (b)(c)(d)–0.9%
	Puerto Rico–0.9%
3,100	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$3,312,327)	Baa3/BBB−	3,357,765
CALIFORNIA VARIABLE RATE DEMAND NOTES (d)(e)–0.8%
	State of California, Daily Kindergarden Univ., GO,
2,300	2.69%, 11/1/05	Aaa/AA/A-1+	2,300,000
1,000	2.77%, 11/1/05	VMIG1/A-1+	1,000,000
	Total California Variable Rate Demand Notes (cost– $3,300,000)		3,300,000
U.S. TREASURY BILLS (f)–0.5%
2,075	3.30%-3.58%,12/1/05-12/15/05 (cost–$2,066,563)		2,066,563
	Total Investments before options written (cost– $380,560,973)–100.2%		405,247,862
OPTIONS WRITTEN (g)–(0.2)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
196	strike price $112, expires 11/22/05		(3,062)
262	strike price $113, expires 11/22/05		(4,094)
			(7,156)
	Put Options–(0.2)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
290	strike price $110, expires 11/22/05		(475,781)
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
346	strike price $105.50, expires 11/22/05		(64,875)
290	strike price $106, expires 11/22/05		(117,813)
			(658,469)
	Total Options Written (premiums received–$591,502)		(665,625)
	Total Investments net of options written (cost–$379,969,471)–100.0%		$404,582,237

16 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05| See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES–80.8%
$3,265	Albany Industrial Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A	Baa3/NR	$ 3,355,864
2,000	Liberty Dev. Corp. Rev., Goldman Sachs, GO, 5.25%, 10/1/35	Aa3/A+	2,192,720
1,000	Long Island Power Auth. Electric System Rev., 5.375%, 5/1/33, Ser. L	A3/A–	1,041,190
	Metropolitan Transportation Auth. NY Service Contract Rev., Ser. A,
6,040	5.00%, 7/1/25, (FGIC)	Aaa/AAA	6,264,567
8,150	5.00%, 7/1/30, (AMBAC)	Aaa/AAA	8,381,786
1,375	5.125%, 1/1/29	A2/AA–	1,427,910
1,500	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35 (Pre-refunded @ $101, 6/1/10) (a)	Ba1/BBB	1,694,385
	New York City, GO, Ser. J,
4,945	5.125%, 5/15/29, (MBIA)	AAA/AAA	5,142,998
55	5.125%, 5/15/29, (Pre-refunded @ $101, 5/15/09) (MBIA) (a)	AAA/AAA	58,963
300	5.25%, 6/1/28	A1/A+	313,908
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
7,605	4.75%, 6/15/31, Ser. A (FGIC)	Aaa/AAA	7,637,245
7,000	5.125%, 6/15/21, Ser. A (AMBAC-TCRS)	Aaa/AAA	7,235,340
5,000	5.125%, 6/15/33, Ser. C	Aa2/AA+	5,171,100
5,000	5.25%, 6/15/25, Ser. D	Aa2/AA+	5,312,500
2,250	New York City Transitional Finance Auth. Rev., 4.75%, 11/15/23, Ser. B	Aa1/AAA	2,280,173
130	New York Cntys. Tobacco Trust II Rev., 5.75%, 6/1/43	Ba1/BBB	136,517
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,029,540
	Port Auth. of New York & New Jersey Rev.,
3,000	5.00%, 9/1/29, Ser. 132	A1/AA–	3,110,640
5,000	5.00%, 9/1/38, Ser. 132	A1/AA–	5,140,450
4,515	Sachem Central School Dist. of Holbrook, GO, 5.00%, 10/15/30, Ser. B (MBIA)	Aaa/AAA	4,682,687
6,550	State Dormitory Auth. Lease Rev., 4.75%, 1/15/29, Ser. 1 (FSA)	Aaa/AAA	6,588,514
	State Dormitory Auth. Rev.,
	Augustana Lutheran Home for the Aged, Inc., (MBIA-FHA),
100	5.40%, 2/1/31	Aaa/AAA	105,378
1,435	5.50%, 2/1/41	Aaa/AAA	1,516,408
3,850	Lenox Hill Hospital, Obligation Group, 5.50%, 7/1/30	Ba2/NR	3,813,772
	Mental Health Services Fac. Improvement, Ser. D (MBIA),
7,985	4.75%, 2/15/25	Aaa/AAA	8,036,184
15	4.75%, 2/15/25, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	15,759
1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	Ba1/BB	1,934,737
7,000	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	7,061,110
445	NY Univ., 5.50%, 7/1/21, Ser. 2 (AMBAC)	Aaa/AAA	478,722
4,000	Sloan-Kettering Center Mem., 5.00%, 7/1/34, Ser. 1	Aa2/AA	4,081,360
1,275	Winthrop Univ., Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	Aaa/AAA	1,339,158

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 17

PIMCO New York Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	State Dormitory Auth. State Univ., GO (Pre-refunded @ $101, 5/15/08) (FSA-CR) (a),
$1,270	4.75%, 5/15/28	Aaa/AAA	$1,331,138
1,045	4.75%, 5/15/28, Ser. B	Aaa/AAA	1,095,306
5,000	State Thruway Auth. General Rev., 4.75%, 1/1/19, Ser. E	Aa3/AA–	5,111,050
3,975	State Urban Dev. Corp. Rev. Correctional Facility Service, 4.75%, 1/1/28, Ser. B (Pre-refunded @ $101, 1/1/09) (AMBAC) (a)	Aaa/AAA	4,192,154
	Triborough Bridge & Tunnel Auth. Rev., Series A,
2,000	5.00%, 1/1/27	Aa2/AA–	2,056,420
755	5.00%, 1/1/32	Aa2/AA–	776,706
4,245	5.00%, 1/1/32 (Pre-refunded @ $100, 1/1/12) (a)	Aa2/AA–	4,570,592
2,945	Warren & Washington Cntys. Industrial Dev. Agcy., Glens Falls Hospital Project Rev., 5.00%, 12/1/27, Ser. C (FSA)	Aaa/AAA	3,059,885
2,000	Yonkers, GO, 5.00%, 8/1/30, Ser. B (MBIA)	Aaa/AAA	2,063,700
	Total New York Municipal Bonds & Notes (cost–$124,350,443)		130,838,536
OTHER MUNICIPAL BONDS & NOTES–5.0%
	Alabama–0.7%
1,200	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28 (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	1,064,832
	Illinois–2.5%
	Educational Facs. Auth. Rev.,
3,825	5.00%, 7/1/33	Aa1/AA	3,912,707
175	5.00%, 7/1/33 (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	188,715
			4,101,422
	Louisiana–0.5%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	782,783
	Puerto Rico–1.3%
1,500	Commonwealth Highway & Transportation Auth. Rev., 5.25%, 7/1/38, Ser. D (Pre-refunded @ $100, 7/1/12) (a)	Baa2/BBB+	1,636,995
500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A–	516,755
			2,153,750
	Total Other Municipal Bonds & Notes (cost–$7,683,627)		8,102,787
NEW YORK VARIABLE RATE NOTES (b)(c)(d)–8.9%
2,173	New York City Transitional Finance Auth. Rev., 11.45%, 11/1/23, Ser. 362	Aa1/NR	2,337,393
	New York Cntys. Tobacco Trust II Rev.,
4,240	7.478%, 6/1/35	NR/NR	4,585,305
6,780	7.716%, 6/1/43	NR/NR	7,431,558
	Total New York Variable Rate Notes (cost–$13,293,503)		14,354,256

18 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO New York Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
OTHER VARIABLE RATE NOTES (b)(c)(d)–1.9%
	California–1.0%
$1,240	State Economic Recovery, GO, 14.62%, 1/1/10, Ser. 935	Aa3/NR	$1,696,692
	Puerto Rico–0.9%
1,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB–	1,408,095
	Total Other Variable Rate Notes (cost–$3,016,308)		3,104,787
NEW YORK VARIABLE RATE DEMAND NOTES (d)(e)–3.0%
	City of New York, GO,
450	2.73%, 11/1/05, Ser. A-7 (AMBAC)	VMIG1/A-1+	450,000
100	2.75%, 11/1/05, Ser. A-10	VMIG1/A-1+	100,000
	New York City Transitional Finance Auth.,
600	GO, 2.68%, 11/1/05, Ser. H-7	VMIG1/A-1	600,000
1,000	Rev., 2.70%, 11/1/05, Ser. 3	VMIG1/A-1+	1,000,000
2,500	State Dormitory Authority Rev., Cornell University, 2.65%, 11/3/05, Ser. A	VMIG1/A-1+	2,500,000
200	State Energy Research & Dev. Auth. Rev., 2.68%, 11/2/05, Ser. A-2	VMIG1/A-1+	200,000
	Total New York Variable Rate Demand Notes (cost–$4,850,000)		4,850,000
U.S. TREASURY BILLS (f)–0.5%
855	3.32%-3.58%,12/15/05-12/15/05 (cost–$851,435)		851,435
	Total Investments before options written (cost–$154,045,316)–100.1%		162,101,801

OPTIONS WRITTEN (g)–(0.1)%
Contracts
	Put Options–(0.1)%
117	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $110, expires 11/22/05 (premiums received–$118,448)	(191,953)
	Total Investments net of options written (cost–$153,926,868)–100.0%	$161,909,848

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 19

PIMCO New York Municipal Income Fund
Schedule of Investments
October 31, 2005 (unaudited) (concluded)

Notes to Schedules of Investments:

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date. payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security–Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest/Tax Exempt Municipal Bonds–The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes–instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(e)	Maturity date shown is date of next put.

(f)	All or partial amount segregated as collateral for futures contracts.

(g)	Non-income producing.

Glossary:

ACA–American Capital Access Holding Ltd.

AMBAC–insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.–insured by California Mortgage Insurance

CA St. Mtg.–insured by California State Mortgage

CP–Certificates of Participation

CR–Custodian Receipt

FGIC–insured by Financial Guaranty Insurance Co.

FHA–insured by Federal Housing Administration

FSA–insured by Financial Security Assurance, Inc.

GO–General Obligation Bond

GTD–Guaranteed

IBC–Insurance Bond Certificate

MBIA–insured by Municipal Bond Investors Assurance

NR–Not Rated

PSF–Public School Fund

Radian–insured by Radian Guaranty Inc.

TCRS–Temporary Custodian Receipts

XLCA–insured by XL Capital Assurance

20 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05| See accompanying Notes to Financial Statements

PIMCO Municipal Income Fund
Statements of Assets and Liabilities
October 31, 2005 (unaudited)

	Municipal	California Municipal	New York Municipal
Assets:
Investments, at value (cost–$518,035,967, $380,560,973, and $154,045,316, respectively)	$548,514,807	$405,247,862	$162,101,801
Cash	805,945	69,317	330,572
Interest receivable	10,258,050	5,900,726	2,734,356
Prepaid expenses	33,061	26,080	17,806
Total Assets	559,611,863	411,243,985	165,184,535
Liabilities:
Dividends payable to common and preferred shareholders	2,041,991	1,416,692	581,815
Options written, at value (premiums received–$983,377, $591,502, and $118,448)	1,021,984	665,625	191,953
Investment management fees payable	214,059	157,241	63,181
Accrued expenses	103,870	68,753	58,119
Payable for variation margin on futures contracts	29,047	23,031	6,500
Total Liabilities	3,410,951	2,331,342	901,568
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 8,000, 6,000 and 2,520 shares issued and outstanding, respectively)	200,000,000	150,000,000	63,000,000
Net Assets Applicable to Common Shareholders	$356,200,912	$258,912,643	$101,282,967
Composition of Net Assets Applicable to Common Shareholders:
Common Stock (no par value) Paid-in-capital	$346,208,657	$253,331,783	$105,102,176
Undistributed net investment income	8,503,536	4,240,379	427,881
Accumulated net realized loss on investments	(29,591,350)	(23,821,285)	(12,345,398)
Net unrealized appreciation of investments, futures contracts and options written	31,080,069	25,161,766	8,098,308
Net Assets Applicable to Common Shareholders	$356,200,912	$258,912,643	$101,282,967
Common Shares Outstanding	24,383,274	17,850,653	7,419,228
Net Asset Value Per Common Share	$14.61	$14.50	$13.65

See accompanying Notes to Financial Statements | 10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 21

PIMCO Municipal Income Funds
Statements of Operations
For the six months ended October 31, 2005 (unaudited)

	Municipal	California Municipal	New York Municipal
Investment Income:
Interest	$15,248,327	$10,675,855	$4,129,500
Expenses:
Investment management fees	1,849,592	1,352,873	543,852
Auction agent fees and commissions	263,310	196,560	83,128
Custodian and accounting agent fees	65,570	32,816	27,742
Audit and tax services	26,154	25,707	17,480
Reports and notices to shareholders	21,336	18,725	8,280
Trustees' fees and expenses	19,664	12,372	10,120
Transfer agent fees	16,917	18,429	16,560
New York Stock Exchange listing fees	11,909	11,743	11,794
Insurance expense	5,629	4,238	2,089
Legal fees	5,296	5,268	1,840
Investor relations	4,448	1,052	1,748
Miscellaneous	6,020	4,968	4,246
Total expenses	2,295,845	1,684,751	728,879
Less: investment management fees waived	(569,101)	(416,269)	(167,338)
custody credits earned on cash balances	(4,381)	(7,340)	(5,662)
Net expenses	1,722,363	1,261,142	555,879
Net Investment Income	13,525,964	9,414,713	3,573,621
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	876,736	179,079	380,923
Futures contracts	(4,074,471)	(2,756,486)	(1,430,249)
Options written	513,701	517,938	396,805
Net change in unrealized appreciation/depreciation of:
Investments	(5,783,421)	(1,623,518)	(975,979)
Futures contracts	2,184,836	1,694,188	660,953
Options written	1,326,585	741,458	112,456
Net realized and change in unrealized loss on investments, futures contracts and options written	(4,956,034)	(1,247,341)	(855,091)
Net Increase in Net Assets Resulting from Investment Operations	8,569,930	8,167,372	2,718,530
Dividends on Preferred Shares from Net Investment Income	(2,294,075)	(1,577,476)	(712,559)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$6,275,855	$6,589,896	$2,005,971

22 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05| See accompanying Notes to Financial Statements

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10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 23

PIMCO Municipal Income Funds
Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal
	Six Months ended October 31, 2005 (unaudited)	Year ended April 30, 2005
Investment Operations:
Net investment income	$13,525,964	$27,652,489
Net realized loss on investments, futures contracts and options written	(2,684,034)	(8,369,653)
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	(2,272,000)	24,934,751
Net increase in net assets resulting from investment operations	8,569,930	44,217,587
Dividends on Preferred Shares from Net investment Income	(2,294,075)	(2,856,330)
Net increase in net assets applicable to common shareholders resulting from investment operations	6,275,855	41,361,257
Dividends to Common Shareholders from Net investment Income	(11,869,094)	(23,656,743)
Capital Share Transactions:
Reinvestment of dividends	1,094,727	1,211,038
Total increase (decrease) in net assets applicable to common shareholders	(4,498,512)	18,915,552
Net Assets Applicable to Common Shareholders:
Beginning of period	360,699,424	341,783,872
End of period (including undistributed net investment income of $8,503,536 and $9,140,741; $4,240,379 and $4,640,975; $427,881 and $898,985; respectively)	$356,200,912	$360,699,424
Common Shares Issued in Reinvestment of Dividends:	72,900	83,880

24 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05| See accompanying Notes to Financial Statements

California Municipal		New York Municipal
Six Months ended October 31, 2005 (unaudited)	Year ended April 30, 2005	Six Months ended October 31, 2005 (unaudited)	Year ended April 30, 2005

$9,414,713	$19,052,509	$3,573,621	$7,428,747
(2,059,469)	(4,591,905)	(652,521)	(3,609,336)
812,128	16,036,473	(202,570)	6,558,341
8,167,372	30,497,077	2,718,530	10,377,752
(1,577,476)	(1,919,248)	(712,559)	(892,314)
6,589,896	28,577,829	2,005,971	9,485,438
(8,237,833)	(16,457,576)	(3,332,166)	(6,632,392)

582,974	—	497,262	337,047
(1,064,963)	12,120,253	(828,933)	3,190,093

259,977,606	247,857,353	102,111,900	98,921,807
$258,912,643	$259,977,606	$101,282,967	$102,111,900
39,424	—	35,208	24,712

See accompanying Notes to Financial Statements | 10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 25

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund ("Municipal"), PIMCO California Municipal Income Fund ("California Municipal") and PIMCO New York Municipal Income Fund ("New York Municipal"), collectively referred to as the "Funds", were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the "Investment Manager"), serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York state and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds' investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over the counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds' net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

26 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid. When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Fund is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(g) Residual Interest Municipal Bonds ("RIBS")/Residual Interest Tax Exempt Bonds ("RITES")

The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in RIBS and RITES typically will involve greater risk than an investment in a fixed-rate bond. The Funds may also invest in RIBS and RITES for the purpose of increasing their leverage.

(h) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 27

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager /Sub-Adviser

Each Fund has entered into an Investment Management Agreement (the ("Agreements") with the Investment Manager. Subject to the supervision by each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund's expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.20% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through June 30, 2006, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37%of each Funds average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.25% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds' operations through June 30, 2006, and will receive an increasing amount not to exceed 0.37% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through June 30, 2009.

3. Investments in Securities

(a) For the six months ended October 31, 2005, purchases and sales of investments, other than short-term securities, were:

	Municipal	California Municipal	New York Municipal
Purchases	$89,890,982	$26,105,833	$26,498,285
Sales	86,684,563	23,438,356	24,420,044

28 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2005 (unaudited)

3. Investments in Securities (continued)

(b) Futures contracts outstanding at October 31, 2005:

Fund	Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Municipal	Long: U.S. Treasury Notes 5 yr. Futures	$28,100	12/20/05	$(513,703)
	Short: U.S. Treasury Bond Futures	(21,400)	12/20/05	1,153,539
				$639,836
California Municipal	Long: U.S. Treasury Notes 5 yr. Futures	$20,600	12/20/05	$(389,438)
	Short: U.S. Treasury Bond Futures	(16,800)	12/20/05	938,437
				$548,999
New York Municipal	Long: U.S. Treasury Notes 5 yr. Futures	$8,400	12/20/05	$(162,938)
	Short: U.S. Treasury Bond Futures	(5,000)	12/20/05	278,266
				$115,328

(c) Transactions in options written for the six months ended October 31, 2005:

	Contracts	Premiums
Municipal:
Options outstanding, April 30, 2005	2,580	$2,313,121
Options written	7,244	3,892,040
Options expired	(2,076)	(1,414,695)
Options terminated in closing purchase transactions	(5,215)	(3,807,089)
Options outstanding, October 31, 2005	2,533	$983,377
California Municipal:
Options outstanding, April 30, 2005	1,779	$1,566,403
Options written	4,622	2,622,722
Options expired	(1,864)	(1,326,165)
Options terminated in closing purchase transactions	(3,153)	(2,271,458)
Options outstanding, October 31, 2005	1,384	$591,502
New York Municipal:
Options outstanding, April 30, 2005	713	$644,445
Options written	1,330	972,381
Options expired	(747)	(568,305)
Options terminated in closing purchase transactions	(1,179)	(930,073)
Options outstanding, October 31, 2005	117	$118,448

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005 were:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Unrealized Appreciation
Municipal	$518,035,967	$35,088,828	$4,609,988	$30,478,840
California Municipal	380,560,973	25,154,659	467,769	24,686,890
New York Municipal	154,045,316	8,161,081	104,596	8,056,485

5. Auction Preferred Shares

Municipal has issued 1,600 shares of Preferred Shares Series A, 1,600 shares of Preferred Shares Series B, 1,600 shares of Preferred Shares Series C, 1,600 shares of Preferred Shares Series D and 1,600 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 29

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2005 (unaudited)

5. Auction Preferred Shares (continued)

California Municipal has issued 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B, 2,000 shares of Preferred Shares Series C, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal has issued 2,520 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended October 31, 2005, the annualized dividend rates ranged from:

	High	Low	October 31, 2005
Municipal:
Series A	2.850%	1.880%	2.450%
Series B	2.795%	0.700%	2.400%
Series C	2.650%	1.500%	2.450%
Series D	2.750%	1.800%	2.250%
Series E	2.850%	1.600%	2.600%
California Municipal:
Series A	2.750%	1.000%	2.300%
Series B	2.700%	1.590%	2.450%
Series C	2.550%	1.450%	2.450%
New York Municipal:
Series A	2.600%	1.850%	2.450%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

6. Subsequent Common Dividend Declarations

On November 1, 2005, the following dividends were declared to common shareholders payable December 1, 2005 to shareholders of record on November 18, 2005:

Municipal	$.08125 per common share
California Municipal	$.077 per common share
New York Municipal	$.075 per common share

On December 1, 2005, the following dividends were declared to common shareholders payable December 30, 2005 to shareholders of record on December 16, 2005:

Municipal	$.08125 per common share
California Municipal	$.077 per common share
New York Municipal	$.075 per common share

7. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and two affiliates of the Investment Manager, PEA Capital LLC and PA Fund Distributors, LLC (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to

30 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2005 (unaudited)

7. Legal Proceedings (continued)

implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Investment Manager and the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Investment Manager and the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with one of the Affiliates of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this Affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the Affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against the Investment Manager and the Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and the Affiliates improperly allowed broker-dealers, hedge funds and investment advisors to engage in frequent trading of various open-end funds advised or distributed by the Investment Manager and the Affiliates in violation of the funds' restrictions on "market timing." The West Virginia Complaint also names numerous other defendants unaffiliated with the Investment Manager and the Affiliates in separate claims alleging improper market timing and/or late trading of open-ended investment companies advised or distributed by such other defendants. The Investment Manager and the Affiliates and the unaffiliated mutual fund defendants removed the proceeding to federal court, and on October 19, 2005, the action was transferred to the Multi-District Litigation for market-timing related actions currently pending in the U.S. District Court for the District of Maryland, which is described below. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and the Affiliates and certain other affiliates of the Investment Manager and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and

10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 31

PIMCO Municipal Income Funds
Notes to Financial Statements
October 31, 2005 (unaudited)

7. Legal Proceedings (continued)

consolidated for pre-trial proceedings in a multi-District litigation, the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Funds, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities for which the Investment Manager serves as investment advisor. The U.S. District Court for the Central District of California dismissed the action with prejudice in June 2005. The plaintiff alleged that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

32 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Funds
Financial Highlights
For a share of common stock outstanding throughout each period:

	Municipal
	Six months ended October 31, 2005 (unaudited)		Year Ended			For the period June 29, 2001* through April 30, 2002
			April 30, 2005	April 30, 2004	April 30, 2003
Net asset value, beginning of period	$14.84		$14.11	$14.03	$14.22	$14.33	**
Investment Operations:
Net investment income	0.55		1.15	1.16	1.19	0.91
Net realized and unrealized gain (loss) on investments, futures contracts, and options written	(0.20)		0.68	(0.03)	(0.26)	(0.07)
Total from investment operations	0.35		1.83	1.13	0.93	0.84
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.09)		(0.12)	(0.07)	(0.10)	(0.09)
Net realized gains	—		—	—	(0.00)†	(0.00	)†
Net increase in net assets applicable to common shareholders resulting from investment operations	0.26		1.71	1.06	0.83	0.75
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.49)		(0.98)	(0.98)	(0.98)	(0.71)
Net realized gains	—		—	—	(0.04)	(0.02)
Total dividends and distributions to common shareholders	(0.49)		(0.98)	(0.98)	(1.02)	(0.73)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital	—		—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital	—		—	—	—	(0.10)
Total capital share transactions	—		—	—	—	(0.13)
Net asset value, end of period	$14.61		$14.84	$14.11	$14.03	$14.22
Market price, end of period	$15.14		$14.64	$13.55	$14.22	$14.70
Total Investment Return (1)	6.83%		15.68%	2.15%	3.79%	3.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$356,201		$360,699	$341,784	$337,688	$338,703
Ratio of expenses to average net assets (2)(3)(5)	0.94	%(4)	0.97%	0.98%	1.00%	0.91	%(4)
Ratio of net investment income to average net assets (2)(5)	7.36	%(4)	7.97%	8.22%	8.21%	7.64	%(4)
Preferred shares asset coverage per share	$69,512		$70,077	$67,719	$67,206	$67,332
Portfolio turnover	16%		11%	16%	27%	39%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

†	Less than $0.005 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.25% (annualized) and 7.05% (annualized), respectively, for the six months ended October 31, 2005, 1.28% and 7.66%, respectively, for the year ended April 30, 2005, 1.30% and 7.91%, respectively, for the year ended April 30, 2004, 1.32% and 7.89%, respectively for the year ended April 30, 2003, and 1.21% (annualized) and 7.34% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.

See accompanying Notes to Financial Statements | 10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 33

PIMCO Municipal Income Funds
Financial Highlights
For a share of common stock outstanding throughout each period:

	California Municipal
	Six months ended October 31, 2005 (unaudited)		Year Ended			For the period June 29, 2001* through April 30, 2002
			April 30, 2005	April 30, 2004	April 30, 2003
Net asset value, beginning of period	$14.60		$13.92	$14.17	$14.00	$14.33	**
Investment Operations:
Net investment income	0.53		1.07	1.05	1.12	0.83
Net realized and unrealized gain (loss) on investments, futures contracts, and options written	(0.08)		0.64	(0.31)	0.07	(0.25)
Total from investment operations	0.45		1.71	0.74	1.19	0.58
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.09)		(0.11)	(0.07)	(0.10)	(0.09)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.36		1.60	0.67	1.09	0.49
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.46)		(0.92)	(0.92)	(0.92)	(0.68)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital	—		—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital	—		—	—	—	(0.11)
Total capital share transactions	—		—	—	—	(0.14)
Net asset value, end of period	$14.50		$14.60	$13.92	$14.17	$14.00
Market price, end of period	$15.09		$14.20	$13.19	$14.15	$14.71
Total Investment Return (1)	9.64%		15.05%	(0.28)%	2.64%	2.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$258,913		$259,978	$247,857	$251,831	$246,682
Ratio of expenses to average net assets (2)(3)(5)	0.95	%(4)	1.00%	1.01%	1.03%	0.94	%(4)
Ratio of net investment income to average net assets (2)(5)	7.10	%(4)	7.56%	7.53%	7.89%	7.03	%(4)
Preferred shares asset coverage per share	$68,140		$68,319	$66,306	$66,967	$66,109
Portfolio turnover	6%		5%	25%	15%	45%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.27% (annualized) and 6.78% (annualized), respectively, for the six months ended October 31, 2005, 1.31% and 7.25%, respectively, for the year ended April 30, 2005, 1.33% and 7.21%, respectively, for the year ended April 30, 2004, 1.34% and 7.58%, respectively for the year ended April 30, 2003, and 1.24% (annualized) and 6.73% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.

34 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05| See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds
Financial Highlights
For a share of common stock outstanding throughout each period:

	New York Municipal
	Six months ended October 31, 2005 (unaudited)		Year Ended			For the period June 29, 2001* through April 30, 2002
			April 30, 2005	April 30, 2004	April 30, 2003
Net asset value, beginning of period	$13.83		$13.44	$13.49	$13.92	$14.33
Investment Operations:
Net investment income	0.49		1.01	1.00	1.04	0.82
Net realized and unrealized gain (loss) on investments, futures contracts, and options written	(0.12)		0.40	(0.08)	(0.47)	(0.26)
Total from investment operations	0.37		1.41	0.92	0.57	0.56
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.10)		(0.12)	(0.07)	(0.10)	(0.09)
Net realized gains	—		—	—	—	(0.01)
Total dividends and distributions on preferred shares	(0.10)		(0.12)	(0.07)	(0.10)	(0.10)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.27		1.29	0.85	0.47	0.46
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.45)		(0.90)	(0.90)	(0.90)	(0.67)
Net realized gains	—		—	—	—	(0.05)
Total dividends and distributions to common shareholders	(0.45)		(0.90)	(0.90)	(0.90)	(0.72)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital	—		—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital	—		—	—	—	(0.12)
Total capital share transactions	—		—	—	—	(0.15)
Net asset value, end of period	$13.65		$13.83	$13.44	$13.49	$13.92
Market price, end of period	$14.53		$13.90	$12.70	$13.55	$14.20
Total Investment Return (1)	7.90%		17.04%	0.21%	1.82%	(0.34)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$101,283		$102,112	$98,922	$98,323	$100,413
Ratio of expenses to average net assets (2)(3)(5)	1.07	%(4)	1.12%	1.10%	1.13%	1.04	%(4)
Ratio of net investment income to average net assets (2)(5)	6.87	%(4)	7.48%	7.41%	7.46%	7.07	%(4)
Preferred shares asset coverage per share	$65,175		$65,509	$64,251	$64,016	$64,834
Portfolio turnover	15%		10%	39%	23%	51%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.39% (annualized) and 6.55% (annualized), respectively, for the six months ended October 31, 2005, 1.45% and 7.15%, respectively, for the year ended April 30, 2005, 1.43% and 7.08%, respectively, for the year ended April 30, 2004, 1.45% and 7.14%, respectively for the year ended April 30, 2003, and 1.34% (annualized) and 6.77% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.

See accompanying Notes to Financial Statements | 10.31.05 | PIMCO Municipal Income Funds Semi-Annual Report 35

PIMCO Municipal Income Funds
Matters Relating to the Trustees
consideration of the Investment Management
and Portfolio Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the "Trustees") and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Funds' Investment Management Agreement with the Investment Manager and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (together, the "Agreements"). The Trustees consider matters bearing on the Funds and its investment management arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the Trustees met on June 15 and 16, 2005 (the "contract review meeting") for the specific purpose of considering whether to approve the continuation of the Investment Management Agreement and the Portfolio Management Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from the Funds' management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, unanimously concluded that the Funds' Investment Management Agreement and Portfolio Management Agreement should be continued for an additional one-year period.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of each Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Funds' management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2005, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees' conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager's and Sub-Adviser's abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager's and Sub-Adviser's services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager's or Sub-Adviser's ability to provide high quality services to the Funds in the future under the Agreements, including each organization's respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and Sub-Adviser would be able to meet any reasonably foreseeable obligations under the Agreements.

36 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

PIMCO Municipal Income Funds
Matters Relating to the Trustees
consideration of the Investment Management
and Portfolio Management Agreements
(unaudited) (continued)

Based on information provided by Lipper Inc., the Trustees also reviewed the Funds' total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager's and Sub-Adviser's responses and efforts relating to investment performance.

In assessing the reasonableness of the Funds' fees under the Agreements, the Trustees considered, among other information, the Funds' management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. They noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end Funds but were advised that there are additional portfolio management challenges in managing the Funds such as the use of leverage and meeting a regular dividend. The Trustees noted that Municipal Income had outperformed its peer group for the one-year and three-year periods ended May 31, 2005 and ranked in the top decile for the year-to-date period ended May 31, 2005 in total return. The Trustees also noted that Municipal Income's expense ratio (after taking into account waivers) was below the median and average for its peer group. The Trustees noted that California Municipal Income had outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return although its three year performance was in the fourth quintile. The Trustees also noted that California Municipal Income's expense ratio was below the median and average for its peer group. The Trustees noted that New York Municipal Income had outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return although its three year performance was in the fourth quartile. The Trustees also noted that New York Municipal Income's expense ratio was slightly above the average and slightly below the median for its peer group.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and Sub-Adviser under the Agreements (because the fees are calculated based on the Funds' total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and Sub-Adviser, on one hand, and the Funds' common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that the Funds' use of leverage through preferred shares continues to be appropriate and in the interests of the Fund's common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with the Funds and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of the Funds. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called "fall-out benefits" to the Investment Manager and Sub-Adviser, such as reputational value derived from serving as investment manager and sub-adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

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40 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.05

Trustees and Principal Officers

Robert E. Connor
    Chairman of the Board of Trustees
Paul Belica
    Trustee
John J. Dalessandro II
    Trustee
David C. Flattum
    Trustee
Hans W. Kertess
    Trustee
R. Peter Sullivan III
    Trustee
Brian S. Shlissel
    President & Chief Executive Officer
Mark V. McCrary
    Vice President
Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
    Secretary & Chief Legal Officer
Youse Guia
    Chief Compliance Officer

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of their fiscal year on Form N-Q. The Funds' Forms N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room located in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds' site at www.allianzinvestors.com.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge, upon request by calling the Funds' transfer agent at (800) 331-1710; (ii) on the Funds' website at www.allianzinvestors.com: and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Information on the Funds is available at www.allianzinvestors.com or by calling the Funds' transfer agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES Not effective at time of filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES.

                                                TOTAL NUMBER
                                             OF SHARES PURCHASED        MAXIMUM NUMBER OF
                 TOTAL NUMBER    AVERAGE     AS PART OF PUBLICLY     SHARES THAT MAY YET BE
                   OF SHARES    PRICE PAID   ANNOUNCED PLANS OR    PURCHASED UNDER THE PLANS
    PERIOD         PURCHASED    PER SHARE         PROGRAMS                OR PROGRAMS
--------------   ------------   ----------   -------------------   -------------------------

May 2005              N/A          13.83            5,856                     N/A
June 2005             N/A          13.88            6,299                     N/A
July 2005             N/A         14.108            6,033                     N/A
August 2005           N/A          14.54            5,650                     N/A
September 2005        N/A         14.222            5,674                     N/A
October 2005          N/A         14.203            5,696                     N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the Allianz
Funds website at www.allianzinvestors.com

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)  Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
     Sarbanes-Oxley Act of 2002

(b)  Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
     Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund

By /s/ Brian S. Shlissel
-----------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: January 9, 2006

By /s/ Lawrence G. Altadonna
-----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
-----------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: January 9, 2006

By /s/ Lawrence G. Altadonna
-----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 9, 2006